Lease agreements - Lease liabilities - General information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease agreements
Total lease liabilities	€ 8,410	€ 8,065	€ 7,371	€ 6,932
Non-current lease liabilities	6,901	6,696	5,875
Current lease liabilities	€ 1,509	€ 1,369	€ 1,496